Deferred Tax Assets (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013
Deferred Tax Assets [Abstract]
Schedule of deferred tax assets
	9/30/2013	6/30/2013
Current deferred tax assets	$186,180	$718,767
Non current deferred tax assets	1,516,610	988,860
Deferred tax assets	$1,702,790	$1,707,627

	2013	2012
Current deferred tax assets	$718,767	$317,850
Non current deferred tax assets	988,860	2,155,244
Deferred tax assets	$1,707,627	$2,473,094